Investments - Cost, Amortized Cost, and AFS Fixed Maturity Securities Unrealized Loss Position (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fixed maturity securities
Cost or Amortized Cost
Due after one year through five years	$ 13.5
Due after five years through ten years	2.2
Total	15.7
Fair Value
Due after one year through five years	13.4
Due after five years through ten years	2.2
Total Fair Value	15.6
Fixed maturity securities
Fair Value
Fixed maturity securities on deposit with various governmental authorities	$ 0.8	$ 0.8